Note 7 - Interim condensed balance sheet disclosures - Trade and other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Note 7 - Interim condensed balance sheet disclosures - Trade and other payables (Details)
Trade payables	€ 8,670	€ 6,866
Other payables	7,089	1,001
Contract liabilities	115
Total trade and other current payables	€ 15,874	€ 7,867